SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Details 3) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
SHORT-TERM BORROWINGS AND LONG-TERM DEBT
2017	¥ 7,559
2018	5,309
2019	3,297
2020	1,466
2021 and thereafter	250
Long-term debt	¥ 17,881	¥ 19,466